Share Based Compensation	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
12.	SHARE BASED COMPENSATION

2025 Equity Incentive Plan

Effective on May 9, 2025, the board of directors of the Company approved the 2025 Equity Incentive Plan (the “Plan”), to attract and retain the best available personnel for positions of responsibility with the Group, to provide additional incentives to them and align their interests with those of the Company’s shareholders, and to thereby promote the Group’s long-term business success. On May 28, 2025, 5,352,621 Class A ordinary shares, par value HK$0.0001 per share, with no vesting conditions were granted to the certain qualified personnel. Subsequently, on June 3, 2025, the Company issued 5,352,621 Class A ordinary shares to these personnel.

In accordance with ASC 718, share-based compensation with employees is measured based on the grant-date fair value of the equity instruments awarded. The Company determined the fair value of the Class A ordinary shares granted under the Plan to be US$1.615 per share, based on the closing market price of the Company’s Class A ordinary shares on the grant date. The Company believes the closing price represents the fair value of the shares granted because the awards consist of unrestricted, fully vested equity instruments with no post-vesting restrictions, performance conditions, or other features that would require valuation adjustments. Therefore, no discount or premium was applied to the quoted market price.

As the equity awards were fully vested on the grant date and did not contain any future service or performance conditions, the Group recognizes the entire fair value of the award as compensation expense on the date of grant.

For the year ended December 31, 2025, the share-based compensation expenses were $8,645. Such expense was allocated among general and administrative expenses and research and development expenses, based on the respective job responsibilities and functional roles of the grantees. As of December 31, 2025, there was no unrecognized share-based compensation expenses in relation to the Plan.

A summary of activities of the restricted shares for the year ended December 31, 2025 is as follows:

Number of nonvested restricted shares
In thousand
Unvested on December 31, 2024	-
Granted	5,353
Vested	(5,353)
Unvested on December 31, 2025	-

The allocation of total share-based compensation expenses is set forth as follows:

	For the years ended December 31,
	2024	2025
General and administrative expenses	$-	$4,123
Research and development expenses	-	4,522
Total	$-	$8,645